SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Accounts Payable Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable - other:
Employees and employees related	$ 345	$ 120
Provision for vacation	231	215
Accrued expenses and other	794	755
Accounts payable - other	$ 1,370	$ 1,090